SCOPE OF CONSOLIDATION - Schedule of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions	Jun. 30, 2022	May 09, 2022	May 31, 2023	Mar. 10, 2023	Mar. 09, 2023	Jul. 01, 2022	May 02, 2022	Feb. 28, 2022
Italpannelli
Disclosure of detailed information about business combination [line items]
Current assets			$ 75
Property, plant and equipment			54
Intangible assets			58
Other non-current assets			0
Total assets			187
Deferred tax liabilities			(19)
Other liabilities			(52)
Total liabilities			(71)
Net assets acquired			116
Consideration paid net of cash acquired			201
Deferred consideration			0
Non-controlling interests			0
Debt assumed			0
Fair value of previously held interests at acquisition date			0
Goodwill recognised as of acquisition date			$ 85
ArcelorMittal Pecém
Disclosure of detailed information about business combination [line items]
Current assets					$ 3,123
Property, plant and equipment					1,824
Intangible assets					100
Other non-current assets					138
Total assets					5,185
Deferred tax liabilities					0
Other liabilities					(3,156)
Total liabilities					(3,156)
Net assets acquired					2,029
Consideration paid net of cash acquired					2,193
Deferred consideration					0
Non-controlling interests					0
Debt assumed					0
Fair value of previously held interests at acquisition date					0
Goodwill recognised as of acquisition date					$ 164
Sustainable Solutions acquisitions
Disclosure of detailed information about business combination [line items]
Current assets				$ 25
Property, plant and equipment				75
Intangible assets				32
Other non-current assets				8
Total assets				140
Deferred tax liabilities				(14)
Other liabilities				(46)
Total liabilities				(60)
Net assets acquired				80
Consideration paid net of cash acquired				152
Deferred consideration				0
Non-controlling interests				0
Debt assumed				(15)
Fair value of previously held interests at acquisition date				0
Goodwill recognised as of acquisition date				$ 57
JLM
Disclosure of detailed information about business combination [line items]
Current assets								$ 10
Property, plant and equipment								10
Intangible assets								24
Other non-current assets								0
Total assets								44
Deferred tax liabilities								(8)
Other liabilities								(13)
Total liabilities								(21)
Net assets acquired								23
Consideration paid net of cash acquired								43
Deferred consideration								0
Non-controlling interests								0
Debt assumed								0
Fair value of previously held interests at acquisition date								0
Goodwill recognised as of acquisition date								$ 20
ASL
Disclosure of detailed information about business combination [line items]
Current assets							$ 11
Property, plant and equipment							14
Intangible assets							16
Other non-current assets							1
Total assets							42
Deferred tax liabilities							(6)
Other liabilities							(10)
Total liabilities							(16)
Net assets acquired							26
Consideration paid net of cash acquired							39
Deferred consideration							0
Non-controlling interests							0
Debt assumed							0
Fair value of previously held interests at acquisition date							0
Goodwill recognised as of acquisition date							$ 13
CSM
Disclosure of detailed information about business combination [line items]
Current assets		$ 68
Property, plant and equipment		16
Intangible assets		0
Other non-current assets		1
Total assets		85
Deferred tax liabilities		0
Other liabilities		(51)
Total liabilities		(51)
Net assets acquired		34
Consideration paid net of cash acquired		7
Deferred consideration		0
Non-controlling interests		4
Debt assumed		0
Fair value of previously held interests at acquisition date		20
Goodwill/(bargain purchase gain)		$ (3)
ArcelorMittal Texas HBI
Disclosure of detailed information about business combination [line items]
Current assets	$ 283
Property, plant and equipment	949
Intangible assets	11
Other non-current assets	0
Total assets	1,243
Deferred tax liabilities	(30)
Other liabilities	(82)
Total liabilities	(112)
Net assets acquired	1,131
Consideration paid net of cash acquired	805
Deferred consideration	0
Non-controlling interests	229
Debt assumed	0
Fair value of previously held interests at acquisition date	0
Goodwill/(bargain purchase gain)	$ (97)
ALBA
Disclosure of detailed information about business combination [line items]
Current assets						$ 34
Property, plant and equipment						53
Intangible assets						30
Other non-current assets						0
Total assets						117
Deferred tax liabilities						(13)
Other liabilities						(70)
Total liabilities						(83)
Net assets acquired						34
Consideration paid net of cash acquired						45
Deferred consideration						11
Non-controlling interests						0
Debt assumed						0
Fair value of previously held interests at acquisition date						0
Goodwill recognised as of acquisition date						$ 22